SUPPLEMENTARY FINANCIAL STATEMENTS INFORMATION (Other Current Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Supplementary Financial Statements Information [Line Items]
Prepaid expenses	$ 559	$ 363
Government departments and agencies	563	55
Deferred taxes	198	10
Short-term lease deposits	188	0
Others	431	280
Prepaid expense and other assets current	$ 1,939	$ 708